Geographical Information of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 273,717	$ 244,987	$ 231,822	$ 221,520	$ 1,158,794	$ 972,046	$ 827,216
USA
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									373,735	294,200	266,347
China
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									253,672	208,595	172,292
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									186,978	190,702	140,821
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									132,161	88,304	72,070
Japan
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									89,153	76,212	57,287
Switzerland
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									49,557	50,497	54,760
Vietnam
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									26,898	22,497	24,267
Italy
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									11,458	10,791	10,160
Korea
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									9,757	6,584	3,887
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									9,359	8,473	8,154
Singapore
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									5,941	3,913	3,039
Belgium
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									4,511	7,503	6,026
Philippines
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									3,909	3,057	8,106
Taiwan
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									1,705	718
Total Non-United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues									$ 785,059	$ 677,846	$ 560,869